Basis of Presentation and General Information-Subsidiaries in Consolidation (Details)	12 Months Ended
Dec. 31, 2015
Seanergy Management Corp. [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Marshall Islands	[1],[2]
Date of Incorporation	May 9, 2008	[1],[2]
Vessel Name	N/A	[1],[2]
Date of Delivery	N/A	[1],[2]
Date of Sale/Disposal	N/A	[1],[2]
Financed by	N/A	[1],[2]
Seanergy Shipmangement Corp [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Marshall Islands	[1],[2]
Date of Incorporation	September 16, 2014	[1],[2]
Vessel Name	N/A	[1],[2]
Date of Delivery	N/A	[1],[2]
Date of Sale/Disposal	N/A	[1],[2]
Financed by	N/A	[1],[2]
Sea Glorius Shipping Co [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Marshall Islands	[2]
Date of Incorporation	September 16, 2014	[2]
Vessel Name	Gloriuship	[2]
Date of Delivery	November 3, 2015	[2]
Date of Sale/Disposal	N/A	[2]
Financed by	HSH Nordbank AG	[2]
Sea Genius Shipping Co [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Marshall Islands	[2]
Date of Incorporation	September 16, 2014	[2]
Vessel Name	Geniuship	[2]
Date of Delivery	October 13, 2015	[2]
Date of Sale/Disposal	N/A	[2]
Financed by	HSH Nordbank AG	[2]
Leader Shipping Co [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Marshall Islands	[2]
Date of Incorporation	January 15, 2015	[2]
Vessel Name	Leadership	[2]
Date of Delivery	March 19, 2015	[2]
Date of Sale/Disposal	N/A	[2]
Financed by	Alpha Bank A.E.	[2]
Premier Marine Co [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Marshall Islands	[2]
Date of Incorporation	July 9, 2015	[2]
Vessel Name	Premiership	[2]
Date of Delivery	September 11, 2015	[2]
Date of Sale/Disposal	N/A	[2]
Financed by	UniCredit Bank AG	[2]
Gladiator Shipping Co [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Marshall Islands	[2]
Date of Incorporation	July 9, 2015	[2]
Vessel Name	Gladiatorship	[2]
Date of Delivery	September 29, 2015	[2]
Date of Sale/Disposal	N/A	[2]
Financed by	UniCredit Bank AG	[2]
Guardian Shipping Co [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Marshall Islands	[2]
Date of Incorporation	July 9, 2015	[2]
Vessel Name	Guardianship	[2]
Date of Delivery	October 21, 2015	[2]
Date of Sale/Disposal	N/A	[2]
Financed by	UniCredit Bank AG	[2]
Champion Ocean Navigation Co [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Liberia	[2]
Date of Incorporation	August 6, 2015	[2]
Vessel Name	Championship	[2]
Date of Delivery	December 7, 2015	[2]
Date of Sale/Disposal	N/A	[2]
Financed by	Natixis	[2]
Squire Ocean Navigation Co [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Liberia	[2]
Date of Incorporation	August 6, 2015	[2]
Vessel Name	Squireship	[2]
Date of Delivery	November 10, 2015	[2]
Date of Sale/Disposal	N/A	[2]
Financed by	Alpha Bank A.E.	[2]
Pembroke Chartering Services Limited [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Malta	[3]
Date of Incorporation	December 2, 2015	[3]
Vessel Name	N/A	[3]
Date of Delivery	N/A	[3]
Date of Sale/Disposal	N/A	[3]
Financed by	N/A	[3]
Amazons Management Inc. [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Marshall Islands	[2]
Date of Incorporation	April 21, 2008	[2]
Vessel Name	Davakis G.	[2]
Date of Delivery	August 28, 2008	[2]
Date of Sale/Disposal	March 6, 2014	[2]
Financed by	Piraeus Bank	[2]
Lagoon Shipholding Ltd. [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Marshall Islands	[2]
Date of Incorporation	April 21, 2008	[2]
Vessel Name	Delos Ranger	[2]
Date of Delivery	August 28, 2008	[2]
Date of Sale/Disposal	March 11, 2014	[2]
Financed by	Piraeus Bank	[2]
Cynthera Navigation Ltd. [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Marshall Islands	[2]
Date of Incorporation	March 18, 2008	[2]
Vessel Name	African Oryx	[2]
Date of Delivery	August 28, 2008	[2]
Date of Sale/Disposal	April 10, 2013	[2]
Financed by	Piraeus Bank	[2]
Martinique International Corp. [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	British Virgin Islands	[2]
Date of Incorporation	May 14, 2008	[2]
Vessel Name	Bremen Max	[2]
Date of Delivery	September 11, 2008	[2]
Date of Sale/Disposal	March 7, 2014	[2]
Financed by	Piraeus Bank	[2]
Harbour Business International Corp. [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	British Virgin Islands	[2]
Date of Incorporation	April 1, 2008	[2]
Vessel Name	Hamburg Max	[2]
Date of Delivery	September 25, 2008	[2]
Date of Sale/Disposal	March 10, 2014	[2]
Financed by	Piraeus Bank	[2]
Waldeck Maritime Co. [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Marshall Islands	[2]
Date of Incorporation	April 21, 2008	[2]
Vessel Name	African Zebra	[2]
Date of Delivery	September 25, 2008	[2]
Date of Sale/Disposal	February 15, 2012	[2]
Financed by	Piraeus Bank	[2]
Maritime Capital Shipping Limited [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Bermuda	[2]
Date of Incorporation	April 30, 2007	[2]
Vessel Name	N/A	[2]
Date of Delivery	May 21, 2010	[2]
Date of Sale/Disposal	N/A	[2]
Financed by	N/A	[2]
Maritime Capital Shipping (HK) Limited [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Hong Kong	[1]
Date of Incorporation	June 16, 2006	[1]
Vessel Name	N/A	[1]
Date of Delivery	May 21, 2010	[1]
Date of Sale/Disposal	N/A	[1]
Financed by	N/A	[1]
Maritime Glory Shipping Limited [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	British Virgin Islands	[4]
Date of Incorporation	April 8, 2008	[4]
Vessel Name	Clipper Glory	[4]
Date of Delivery	May 21, 2010	[4]
Date of Sale/Disposal	December 4, 2012	[4]
Financed by	HSBC	[4]
Maritime Grace Shipping Limited [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	British Virgin Islands	[4]
Date of Incorporation	April 8, 2008	[4]
Vessel Name	Clipper Grace	[4]
Date of Delivery	May 21, 2010	[4]
Date of Sale/Disposal	October 15, 2012	[4]
Financed by	HSBC	[4]
Atlantic Grace Shipping Limited [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	British Virgin Islands	[5]
Date of Incorporation	October 9, 2007	[5]
Vessel Name	N/A	[5]
Date of Delivery	May 21, 2010	[5]
Date of Sale/Disposal	N/A	[5]
Financed by	N/A	[5]

[1]	Management company
[2]	Subsidiaries wholly owned
[3]	Chartering services company
[4]	Vessel owning subsidiaries owned by MCS
[5]	Dormant company